INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Current tax expense (income)	$ 222		$ 103	$ 474	$ 233
Deferred tax expense (income)	36		(62)	170	(25)
Income tax expense (recovery)	258		$ 41	$ 644	$ 208
Average effective tax rate				33.00%
Adjusted effective tax rate				29.00%
Tanzanian Mines
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Proportion of ownership interests held by non-controlling interests		16.00%		16.00%
Nevada Gold Mines [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Proportion of ownership interests held by non-controlling interests				61.50%
Argentina
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)				$ 35
Applicable tax rate				30.00%		30.00%	30.00%	35.00%
Tax on dividend distributions				13.00%		7.00%	7.00%
Proposed corporate tax rate				25.00%
Argentina | MALI
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances				$ 1
TANZANIA, UNITED REPUBLIC OF
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Current tax expense (income)		$ 21
Deferred tax expense (income)	$ 8	$ 44